SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Net operating loss carry forwards	$ 3,897,793	$ 2,890,509
Total gross deferred tax assets	3,897,793	2,890,509
Less: Deferred tax asset valuation allowance	(3,897,793)	(2,890,509)
Total net deferred tax assets